Note 22 - Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2017
Financial liabilities at amortized cost Abstract
Financial liabiltiies measured at amortized cost

Financial liabilities at amortized cost

Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of euros)
	Notes	2017	2016	2015
Deposits
Deposits from Central Banks	9	37,054	34,740	40,087
Deposits from Credit Institutions		54,516	63,501	68,543
Customer deposits		376,379	401,465	403,362
Debt securities issued		63,915	76,375	81,980
Other financial liabilities		11,850	13,129	12,141
Total		543,714	589,210	606,113

Deposits from credit institutions

The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instruments, is as follows:

Deposits from credit institutions (Millions of euros)
	Notes	2017	2016	2015
Term deposits		25,941	30,429	38,153
Demand deposits		3,731	4,651	4,318
Repurchase agreements	35	24,843	28,420	26,072
Total		54,516	63,501	68,543

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from Credit Institutions. December 2017 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	762	3,879	878	5,518
The United States	1,563	2,398	-	3,961
Mexico	282	330	1,817	2,429
Turkey	73	836	44	953
South America	448	2,538	13	2,999
Rest of Europe	526	12,592	21,732	34,849
Rest of the world	77	3,369	360	3,806
Total	3,731	25,941	24,843	54,516

Deposits from Credit Institutions. December 2016 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	956	4,995	817	6,768
The United States	1,812	3,225	3	5,040
Mexico	306	426	2,931	3,663
Turkey	317	1,140	5	1,463
South America	275	3,294	465	4,035
Rest of Europe	896	13,751	23,691	38,338
Rest of the world	88	3,597	509	4,194
Total	4,651	30,429	28,420	63,501

Deposits from Credit Institutions. December 2015 (Millions of euros)
	Demand Deposits & Reciprocal Accounts	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	951	6,718	593	8,262
The United States	1,892	5,497	2	7,391
Mexico	54	673	916	1,643
Turkey	355	1,423	8	1,786
South America	212	3,779	432	4,423
Rest of Europe	801	15,955	23,140	39,896
Rest of the world	53	4,108	981	5,142
Total	4,318	38,153	26,072	68,543

Customer deposits

The breakdown of this heading in the accompanying consolidated balance sheets, by type of financial instrument, is as follows:

Customer deposits (Millions of euros)
	Notes	2017	2016	2015
General Governments		23,210	21,396	25,396
Current accounts		223,497	212,604	195,655
Time deposits		116,538	153,388	165,469
Repurchase agreements	35	9,076	13,514	15,744
Subordinated deposits		194	233	285
Other accounts		3,864	330	814
Total		376,379	401,465	403,362
Of which:
In Euros		184,150	189,438	203,053
In foreign currency		192,229	212,027	200,309

The breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer Deposits. December 2017 (Millions of euros)
	Demand Deposits	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	123,382	39,513	2,664	165,559
The United States	36,728	21,436	-	58,164
Mexico	36,492	11,622	4,272	52,387
Turkey	12,427	24,237	152	36,815
South America	23,710	15,053	2	38,764
Rest of Europe	6,816	13,372	1,989	22,177
Rest of the world	1,028	1,484	-	2,511
Total	240,583	126,716	9,079	376,379

Customer Deposits. December 2016 (Millions of euros)
	Demand Deposits	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	102,730	56,391	1,901	161,022
The United States	26,997	23,023	263	50,282
Mexico	36,468	10,647	7,002	54,117
Turkey	47,340	14,971	-	62,311
South America	9,862	28,328	21	38,211
Rest of Europe	6,959	19,683	4,306	30,949
Rest of the world	1,190	3,382	-	4,572
Total	231,547	156,425	13,493	401,465

Customer Deposits. December 2015 (Millions of euros)
	Demand Deposits	Deposits with Agreed Maturity	Repurchase Agreements	Total
Spain	86,564	70,816	11,309	168,689
The United States	47,071	15,893	24	62,988
Mexico	36,907	10,320	4,195	51,422
Turkey	9,277	26,744	15	36,036
South America	24,574	19,591	304	44,469
Rest of Europe	5,514	22,833	7,423	35,770
Rest of the world	357	3,631	-	3,988
Total	210,264	169,828	23,270	403,362

Debt securities issued (including bonds and debentures)

The breakdown of the balance under this heading, by currency, is as follows:

Debt securities issued (Millions of euros)
	2017	2016	2015
In Euros	38,735	45,619	51,449
Promissory bills and notes	1,309	875	471
Non-convertible bonds and debentures	9,418	8,766	10,081
Covered bonds	16,425	24,845	29,672
Hybrid financial instruments	807	468	396
Securitization bonds	2,295	3,693	4,729
Subordinated liabilities	8,481	6,972	6,100
Convertible	4,500	4,070	3,030
Convertible perpetual securities	4,500	4,070	3,030
Non-convertible	3,981	2,902	3,071
Preferred Stock	107	359	357
Other subordinated liabilities	3,875	2,543	2,714
In Foreign Currencies	25,180	30,759	30,531
Promissory bills and notes	3,157	382	194
Non-convertible bonds and debentures	11,109	15,134	14,976
Covered bonds	650	149	148
Hybrid financial instruments	1,809	2,059	2,422
Securitization bonds	47	3,019	3,077
Subordinated liabilities	8,407	10,016	9,715
Convertible	2,085	1,548	1,511
Convertible perpetual securities	2,085	1,548	1,511
Non-convertible	6,323	8,467	8,204
Preferred Stock	55	620	616
Other subordinated liabilities	6,268	7,846	7,589
Total	63,915	76,375	81,980

As of December 31, 2017, 71% of “Debt securities issued” have fixed-interest rates and 29% have variable interest rates.

Most of the foreign currency issues are denominated in U.S. dollars.

Non-convertible bonds and debentures

The senior debt issued by BBVA Senior Finance, S.A.U., are guaranteed jointly, severally and irrevocably by the Bank.

Subordinated liabilities

The issuances of BBVA International Preferred, S.A.U., BBVA Subordinated Capital, S.A.U., BBVA Global Finance, Ltd., Caixa Terrassa Societat de Participacions Preferents, S.A.U. and CaixaSabadell Preferents, S.A.U., are jointly, severally and irrevocably guaranteed by the Bank. For additional information of the outstanding subordinated debt, see Appendix VI. The balance variances are mainly due to the following transactions:

Convertible perpetual securities

On May 24, 2017, BBVA carried out the fifth issuance of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €500 million. This issuance is listed in the Global Exchange Market of the Irish Stock Exchange and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents. The issuance qualifies as additional tier 1 capital of the Bank and the Group in accordance with Regulation EU 575/2013 (see Note 22.3).

Additionally, on November 14, 2017, BBVA carried out the sixth issuance of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of $1,000 million. This issuance is listed in the Global Exchange Market of the Irish Stock Exchange and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents. The qualification of this issuance as additional tier 1 capital has been requested (see Note 22.3).

The additional four issuances of perpetual contingent convertible securities (additional tier 1 instruments) with exclusion of pre-emptive subscription rights of shareholders (in April 2013 for an amount of $1.5 billion, in February 2014 and February 2015 for an amount of €1.5 billion each one, and in April 2016 for an amount of €1 billion). These issuances were targeted only at qualified investors and foreign private banking clients not being offered to, and not being subscribed for, in Spain or by Spanish residents. The first two issuances are listed in the Singapore Exchange Securities Trading Limited and the last two issuances are listed in the Global Exchange Market of the Irish Stock Exchange. Furthermore, these four issuances qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation UE 575/2013 (see Note 22.3).

These perpetual securities will be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.

These issues may be fully redeemed at BBVA´s option only in the cases contemplated in their respective terms and conditions, and in any case, in accordance with the provisions of the applicable legislation.

Preferred securities

The breakdown by issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Preferred Securities by Issuer (Millions of euros)
	2017	2016	2015
BBVA International Preferred, S.A.U. (1)	36	855	842
Unnim Group (2)	98	100	109
Compass Group	19	22	22
BBVA Colombia, S.A.	1	1	1
Others	9	1	-
Total	163	979	974

(1) Listed on the London and New York stock exchanges.

(2) Unnim Group: Issuances prior to the acquisition by BBVA.

These issues were fully subscribed at the moment of the issue by qualified/institutional investors outside the Group and are redeemable at the issuer company’s option after five years from the issue date, depending on the terms of each issue and with prior consent from the Bank of Spain.

Redemption of preferred securities

On March 20, 2017 BBVA International Preferred, S.A.U. carried out the early redemption in full of its Series B preferred securities for an outstanding amount of €164,350,000.

Likewise, on March 22, 2017 BBVA International Preferred, S.A.U. carried out the early redemption in full of its Series A preferred securities for an outstanding amount of €85,550,000.

Finally, on April 18, 2017 BBVA International Preferred, S.A.U. carried out the early redemption in full of its Series C preferred securities for an outstanding amount of USD 600,000,000.

Other financial liabilities

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of euros)
	Notes	2017	2016	2015
Creditors for other financial liabilities		2,835	3,465	3,303
Collection accounts		3,452	2,768	2,369
Creditors for other payables		5,563	6,370	5,960
Dividend payable but pending payment	4	-	525	509
Total		11,850	13,129	12,141